EXPENSES BY NATURE - Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Cost of inventories recognized as expenses	$ (21,404)	$ (17,398)	$ (19,107)
Royalty fees	(2,145)	0	0
Obsolete inventory impairments	(1,663)	(164)	(2,035)
Total	$ (25,212)	$ (17,562)	$ (21,142)